Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Disclosure of changes in the carrying value of lease obligations explanatory
The carrying value of the Company's lease obligations is as follows:

(in thousands of U.S. dollars)	December 31, 2021	December 31, 2020

Balance, beginning of year	$6,403	$6,524
Addition of lease obligation(1)	25,887	1,966
Interest expense	968	328
Cash payments	(2,466)	(2,415)
Balance, end of year	$30,792	$6,403

Current portion of lease obligations (Note 12)	$1,834	$1,804
Non-current portion of lease obligations	$28,958	$4,599
(1) Includes $21,638 resulting from a new office lease located in Tustin, California, which commenced on May 1, 2021 (Note 25).

Disclosure of maturity analysis of finance lease payments
The present value of the minimum lease payments required for the leases over the next five years and thereafter is as follows:

(in thousands of U.S. dollars)
2022	$3,045
2023	4,052
2024	4,486
2025	4,072
2026	3,791
2027 and thereafter	18,347
Minimum lease payments obligation	37,793
Imputed interest included in minimum lease payments	(7,001)
Lease obligations	$30,792